Bank loans: Additional information (Details) $ in Thousands, $ in Thousands, $ in Thousands													1 Months Ended	12 Months Ended
	Oct. 13, 2023 MXN ($)	Sep. 29, 2023 MXN ($)	Jul. 14, 2023 MXN ($)	Mar. 29, 2023 MXN ($)	Nov. 29, 2022 MXN ($)	Oct. 15, 2021 MXN ($)	Oct. 13, 2021 MXN ($)	Sep. 29, 2021 MXN ($)	Apr. 26, 2021 MXN ($)	Dec. 30, 2020 MXN ($)	Jun. 29, 2020	Oct. 19, 2017 MXN ($)	Oct. 31, 2017 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 COP ($)	Nov. 15, 2023 MXN ($)	Nov. 15, 2023 USD ($)	Oct. 31, 2021	Sep. 30, 2021	Dec. 30, 2020 USD ($)
Bank loans:
Increase (decrease) in fair value measurement, liabilities												$ 605,382					$ 3,408,442	$ 535,125,402
Bank loans paid														$ 1,475,000	$ 1,498,076	$ 4,429,334
Proceeds from borrowings, classified as financing activities																$ 4,650,000
Points to add interest rate														1.50%	1.50%
Debt coverage ratio														2.4	1.7
Capital one financial indicator ratio														16.00%
Airplan
Bank loans:
Debt coverage ratio														3.6	5.7
Mexico
Bank loans:
Points to add interest rate														7.00%	7.00%
Colombia (Airplan)
Bank loans:
Points to add interest rate														4.00%
BBVA Bancomer, S. A.
Bank loans:
Original debt													$ 2,000,000
Bank loans paid							$ 1,960,000		$ 20,000
Borrowings, interest rate basis													TIIE rate of 28 days plus 125 basis points.
Points to add interest rate													1.25%
Borrowings, Term													7 years
Debt applicable margin rate						1.5
Minimum interest coverage ratio													3.0
Debt coverage ratio														11.4	19.3
BBVA Bancomer, S. A. | Minimum
Bank loans:
Debt applicable margin rate						1.5
BBVA Bancomer, S. A. | Maximum
Bank loans:
Debt applicable margin rate						2.5
BBVA Bancomer, S. A. | Mexico
Bank loans:
Bank loans paid							$ 1,960,000
BBVA Bancomer, S.A. New
Bank loans:
Original debt						$ 2,000,000
Bank loans paid	$ 50,000		$ 50,000
Borrowings, interest rate basis						TIIE rate to 28 days plus an applicable margin
Points to add interest rate																						1.50%
Borrowings, Term						7 years
Consolidated leverage ratio of borrowings														0.7	0.12
Minimum interest coverage ratio													3.0
BBVA Bancomer, S.A. New | Minimum
Bank loans:
Points to add interest rate																					1.40%
BBVA Bancomer, S.A. New | Maximum
Bank loans:
Points to add interest rate																					1.90%
Consolidated leverage ratio of borrowings													3.5
BBVA Bancomer, S.A. New | Net Leverage Index Less Than 1.5X
Bank loans:
Points to add interest rate						1.40%
BBVA Bancomer, S.A. New | Net Leverage Index Between 1.5X and 2.5X
Bank loans:
Points to add interest rate						1.65%
BBVA Bancomer, S.A. New | Net Leverage Index Greater Than 2.5X
Bank loans:
Points to add interest rate						1.90%
BBVA Bancomer, S.A. New | Mexico
Bank loans:
Borrowings, interest rate basis						28-day TIIE rate plus an applicable margin
Borrowings, Term						7 years
Santandar
Bank loans:
Original debt													$ 2,000,000
Bank loans paid								$ 2,000,000
Borrowings, interest rate basis													28-day TIIE rate plus 125 basis points
Points to add interest rate								1.50%					1.25%
Borrowings, Term													5 years
Consolidated leverage ratio of borrowings														0.7	0.12
Minimum interest coverage ratio								3.0
Debt coverage ratio														11.4	19.3
Santandar | Maximum
Bank loans:
Consolidated leverage ratio of borrowings								3.5
Santandar | Mexico
Bank loans:
Bank loans paid								$ 2,000,000
Borrowings, interest rate basis								28-day TIIE rate plus 1.5 points
Points to add interest rate								1.50%
Santandar New
Bank loans:
Original debt								$ 2,650,000
Bank loans paid		$ 662,500		$ 662,500	$ 650,000
Borrowings, interest rate basis								28-day TIIE rate plus 150 basis points
Banco Popular De Puerto Rico
Bank loans:
Original debt										$ 399,010									$ 338,380	$ 20,000			$ 20,000
Points to add interest rate										0.50%													0.50%
Borrowings, interest rate																			2.00%	2.00%
Borrowings, Term										3 years
Unused credit line (in percent)										0.15%
Banco Popular De Puerto Rico | Minimum
Bank loans:
Points to add interest rate																			0.50%	0.50%
Banco Popular De Puerto Rico | Maximum
Bank loans:
Points to add interest rate																			3.00%	3.00%
Banco Popular De Puerto Rico | Mexico
Bank loans:
Borrowings, Term											18 months